Intangible Assets - Changes in Other Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	¥ 596,570	¥ 615,829
Additions	204,314	199,078
Acquisition of subsidiaries and businesses	0	6,579
Disposals	(5,237)	(3,291)
Amortization	(167,921)	(165,844)
Impairment losses	(9,368)	(55,816)	¥ (448)
Exchange differences	4,396	8,472
Others	10,268	(8,437)
Carrying amount ending balance	633,022	596,570	615,829
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	1,664,827	1,572,226
Carrying amount ending balance	1,695,121	1,664,827	1,572,226
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(1,068,257)	(956,397)
Carrying amount ending balance	(1,062,099)	(1,068,257)	(956,397)
Software [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	315,875	334,639
Additions	124,596	125,824
Acquisition of subsidiaries and businesses	0
Disposals	(819)	(1,149)
Amortization	(90,292)	(95,604)
Impairment losses	(17)	(49,304)
Exchange differences	471	551
Others	2,120	918
Carrying amount ending balance	351,934	315,875	334,639
Software [member] | Internally generated [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	841,775	788,808
Carrying amount ending balance	859,742	841,775	788,808
Software [member] | Internally generated [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(525,900)	(454,169)
Carrying amount ending balance	(507,808)	(525,900)	(454,169)
Software [member] | Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	144,594	140,722
Additions	64,552	59,913
Acquisition of subsidiaries and businesses	0	1,030
Disposals	(1,389)	(1,728)
Amortization	(52,411)	(46,200)
Impairment losses	(6,162)	(6,512)
Exchange differences	1,752	2,282
Others	18,675	(4,913)
Carrying amount ending balance	169,611	144,594	140,722
Software [member] | Purchased [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	467,821	412,032
Carrying amount ending balance	511,135	467,821	412,032
Software [member] | Purchased [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(323,227)	(271,310)
Carrying amount ending balance	(341,524)	(323,227)	(271,310)
Contractual customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	60,259	65,196
Acquisition of subsidiaries and businesses	0	5,504
Amortization	(13,006)	(12,315)
Impairment losses	(2,524)
Exchange differences	667	1,874
Carrying amount ending balance	45,396	60,259	65,196
Contractual customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	188,183	189,900
Carrying amount ending balance	181,499	188,183	189,900
Contractual customer relationships [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(127,924)	(124,704)
Carrying amount ending balance	(136,103)	(127,924)	(124,704)
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	8,987	8,878
Acquisition of subsidiaries and businesses	0
Amortization	(621)	(885)
Exchange differences	417	994
Carrying amount ending balance	8,783	8,987	8,878
Trademarks [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	56,693	55,573
Carrying amount ending balance	52,903	56,693	55,573
Trademarks [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(47,706)	(46,695)
Carrying amount ending balance	(44,120)	(47,706)	(46,695)
Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	66,855	66,394
Additions	15,166	13,341
Acquisition of subsidiaries and businesses	0	45
Disposals	(3,029)	(414)
Amortization	(11,591)	(10,840)
Impairment losses	(665)
Exchange differences	1,089	2,771
Others	(10,527)	(4,442)
Carrying amount ending balance	57,298	66,855	66,394
Other intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	110,355	125,913
Carrying amount ending balance	89,842	110,355	125,913
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(43,500)	(59,519)
Carrying amount ending balance	¥ (32,544)	¥ (43,500)	¥ (59,519)